Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue, Major Customer [Line Items]
Revenue	$ 224,875	$ 212,861	$ 664,712	$ 600,560
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	76,548	76,000	223,531	224,216
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	31,580	31,843	95,139	93,822
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	30,972	26,769	86,814	78,232
Yang Ming [Member]
Revenue, Major Customer [Line Items]
Revenue	33,591	18,853	87,921	27,090
Hapag Lloyd [Member]
Revenue, Major Customer [Line Items]
Revenue	16,006	24,581	56,035	76,085
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 36,178	$ 34,815	$ 115,272	$ 101,115